Intangible assets - Pre-tax discount rates and terminal growth rates used for impairment testing (Detail)	Jun. 30, 2019	Jun. 30, 2018
North America – United States
Disclosure of information for cash-generating units [line items]
Pre-tax discount rate	9.00%	10.00%
Terminal growth rate	2.00%	2.00%
Europe (excluding Turkey)
Disclosure of information for cash-generating units [line items]
Pre-tax discount rate	7.00%	7.00%
Terminal growth rate	2.00%	2.00%
Turkey
Disclosure of information for cash-generating units [line items]
Pre-tax discount rate	25.00%	16.00%
Terminal growth rate	13.00%	5.00%
Africa Regional Markets
Disclosure of information for cash-generating units [line items]
Pre-tax discount rate	25.00%	25.00%
Terminal growth rate	5.00%	5.00%
Ethiopia
Disclosure of information for cash-generating units [line items]
Pre-tax discount rate	25.00%	24.00%
Terminal growth rate	8.00%	8.00%
Brazil
Disclosure of information for cash-generating units [line items]
Pre-tax discount rate	16.00%	15.00%
Terminal growth rate	4.00%	4.00%
Mexico
Disclosure of information for cash-generating units [line items]
Pre-tax discount rate	17.00%	16.00%
Terminal growth rate	3.00%	3.00%
Korea
Disclosure of information for cash-generating units [line items]
Pre-tax discount rate	8.00%	8.00%
Terminal growth rate	2.00%	2.00%
Greater China
Disclosure of information for cash-generating units [line items]
Pre-tax discount rate	10.00%	9.00%
Terminal growth rate	3.00%	2.00%
India
Disclosure of information for cash-generating units [line items]
Pre-tax discount rate	14.00%	14.00%
Terminal growth rate	5.00%	5.00%